Note 34 - Income Taxes - Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of the Difference between the Amount (Expected Tax Expense at Domestic Income Tax Rate vs. Actual Income Tax Expense)
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3 % for 2017 and 2016)		€ 314	€ (825)	€ 416
Foreign rate differential		(39)	170	8
Tax-exempt gains on securities and other income		(181)	(191)	(209)
Loss (income) on equity method investments		(18)	(19)	(19)
Nondeductible expenses		293	326	340
Impairments of goodwill		0	269	0
Changes in recognition and measurement of deferred tax assets	[1]	96	2,785	253
Effect of changes in tax law and/or tax rate		(11)	(9)	(6)
Effect related to share-based payments		(29)	54	133
Other	[1]	(34)	70	73
Actual income tax expense (benefit)		€ 391	€ 2,630	€ 989

[1]	Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items Changes in recognition and measurement of deferred tax assets and Other.